Loan Receivable	12 Months Ended
Dec. 31, 2022
Loan Receivable [Abstract]
LOAN RECEIVABLE

NOTE 7 – LOAN RECEIVABLE

 At December 31, 2022 and 2021, loan receivable consisted of the following.

	2022	2021

Short-term loan receivable	$1,013,157	$204,441
Long-term loan receivable	4,342,100	-
Total	$5,355,257	$204,441

On April 12, 2021, the Company entered into a loan agreement of RMB1,300,000 ($204,441) to an unrelated party, which was restricted for its operating activities, to improve the utilization and efficiency of the Company’s free cashflows. The loan was due by March 31, 2022 at 4.5%. The principal and the accrued interest related to such loan were repaid in full by March 31, 2022.

On January 21, 2022, March 28, 2022 and June 14, 2022, the Company entered into three loan agreements RMB30,000,000 ($4,342,100 with an exchange rate of 0.1447 as of December 31, 2022), RMB3,000,000 ($434,210 with an exchange rate of 0.1447 as of December 31, 2022) and RMB7,000,000 ($1,013,157 with an exchange rate of 0.1447 as of December 31, 2022) to a third party, which was restricted for its operating activities, to improve the utilization and efficiency of the Company’s free cashflows. The loans are due by January 20, 2024, July 27, 2022 and June 13, 2023, and they carry an interest at 12%, respectively. RMB 3,000,000 ($434,210) of the principal and RMB120,000 ($17,368) of the interest have been repaid by August 5, 2022. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit that was issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining rights for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for a production of 1.306 million cubic meters per year.

Interest income for the years ended December 31, 2022, 2021 and 2020 was $555,789, $7,343 and $6,395 respectively, which was accrued as interest receivable (see Note 6).